Derivatives and Hedging (Fair Value and Location of Derivative Financial Instruments in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Derivatives, Fair Value [Line Items]
Derivative Assets	¥ 2,470	¥ 5,605
Derivative Liabilities	4,770	950
Designated as Hedging Instrument | Foreign currency forward contracts | Other current assets
Derivatives, Fair Value [Line Items]
Derivative Assets	129	127
Designated as Hedging Instrument | Foreign currency forward contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	77	98
Not Designated as Hedging Instrument | Foreign currency forward contracts | Other current assets
Derivatives, Fair Value [Line Items]
Derivative Assets	2,341	5,478
Not Designated as Hedging Instrument | Foreign currency forward contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	¥ 4,693	¥ 852